Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Income Statement [Abstract]
Revenue	$ 3,114,062	$ 2,334,826	$ 9,429,519	$ 7,262,106
Cost of Revenue	2,274,564	1,861,130	6,975,126	5,291,026	$ 6,710,727	$ 6,275,189
Gross Profit	839,498	473,696	2,454,393	1,971,080	1,460,628	1,911,025
Operating Expenses:
Depreciation	12,479	6,299	35,930	18,897	25,196	34,832
Postage, Shipping and Freight	94,356	113,702	430,105	378,595	498,370	453,088
Marketing and Advertising	609,252	25,497	1,876,576	49,347	112,531	204,945
E Commerce Services, Commissions and Fees	434,832	222,425	1,160,569	641,692	887,274	763,182
Operating lease cost	30,478	23,279	91,437	91,437	121,917	117,841
Personnel Costs	319,256	330,184	1,078,449	829,788	1,128,652	1,274,894
PPP loan forgiveness	(209,447)		(209,447)
General and Administrative	1,569,721	263,619	2,682,866	598,484	828,522	915,507
Total Operating Expenses	2,860,927	985,005	7,146,485	2,608,240	3,602,462	3,764,289
Net Operating Income (Loss)	(2,021,429)	(511,309)	(4,692,092)	(637,160)	(2,141,834)	(1,853,264)
Other Income (Expense)
Gain (loss) on Sale of Property and Equipment			20,345	464	464	16,295
Gain (Loss) on Derivatives	(76,444)	(939,873)	(88,551)	(507,674)	(828,614)	(180,552)
Gain on Settlement of Debt	41,249	2,845,742	1,004,615	5,018,388	5,060,704	67,623
Amortization of Debt Discount	(130,139)	(67,357)	(442,075)	(694,168)	(335,004)	(800,159)
Interest Expense	(379,811)	(227,130)	(688,622)	(497,917)	(568,540)	(1,129,789)
Total Other Income (Expense)	(545,145)	1,611,382	(194,288)	3,319,093	3,329,010	(2,026,582)
Net Income (Loss)	$ (2,566,574)	$ 1,100,073	$ (4,886,380)	$ 2,681,933	$ 1,187,176	$ (3,879,846)
Basic Weighted Average Shares Outstanding	3,198,658	1,067,074	2,572,772	797,126	1,084,324	86,542
Basic Income (Loss) per Share	$ (0.80)	$ 1.03	$ (1.90)	$ 3.36	$ 1.09	$ (44.83)
Diluted Weighted Average Shares Outstanding	3,198,658	5,268,957	2,572,772	4,999,009	6,070,030	86,542
Diluted (Loss) per Share	$ (0.80)	$ (0.13)	$ (1.90)	$ (0.13)	$ (0.37)	$ (44.83)
Net Operating Loss	$ (2,021,429)	$ (511,309)	$ (4,692,092)	$ (637,160)	$ (2,141,834)	$ (1,853,264)